Restatement Of Previously Issued Financial Statement - Additional Information (Detail)	Jan. 26, 2021 USD ($) shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net worth needed post business combination | $	$ 5,000,001
Public Warrants [Member] | Derivative Financial Instruments, Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class of warrants and rights oustanding	20,700,000
Public Warrants [Member] | Revision of Prior Period, Adjustment [Member] | Derivative Financial Instruments, Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class of warrants and rights oustanding	20,700,000
Private Placement Warrants [Member] | Derivative Financial Instruments, Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class of warrants and rights oustanding	10,280,000
Private Placement Warrants [Member] | Revision of Prior Period, Adjustment [Member] | Derivative Financial Instruments, Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class of warrants and rights oustanding	10,280,000